Leases Obligations - Summary of Future Minimum Lease Payments (Details) $ in Thousands	Dec. 31, 2020 MXN ($)
Less Than One Year [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	$ 12,243
Interest	(1,526)
Present value of minimum lease payments	10,717
Less Than Two Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	14,410
Interest	(612)
Present value of minimum lease payments	13,798
Less Than Three Years [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	1,717
Interest	(39)
Present value of minimum lease payments	1,678
Liabilities For Assets In Lease Long Term [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	16,127
Interest	(651)
Present value of minimum lease payments	15,476
Liabilities For Assets In Lease [member]
Disclosure Of Leases Obligations [Line Items]
Future minimum lease payments	28,370
Interest	(2,177)
Present value of minimum lease payments	$ 26,193